Investments - Special Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 8.4	$ 8.4
Fair Value	8.6	8.4
New York
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	3.2	3.1
Fair Value	3.2	3.1
Illinois
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1.9	1.6
Fair Value	1.9	1.6
Colorado
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1.4	1.5
Fair Value	1.5	1.5
Virginia
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0.3	0.4
Fair Value	0.4	0.4
North Carolina
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0.3	0.3
Fair Value	0.3	0.3
New Mexico
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0.3	0.4
Fair Value	0.3	0.4
Vermont
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0.3	0.3
Fair Value	0.3	0.3
Florida
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0.3	0.3
Fair Value	0.3	0.3
Nevada
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0.2	0.4
Fair Value	0.2	0.4
Massachusetts
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0.1	0.1
Fair Value	0.1	0.1
Georgia
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0.1	0.0
Fair Value	$ 0.1	$ 0.0